PREPAID EXPENSES AND ACCRUED INCOME	12 Months Ended
Apr. 30, 2018
Prepayments and accrued income [abstract]
PREPAID EXPENSES AND ACCRUED INCOME

NOTE 19 PREPAID EXPENSES AND ACCRUED INCOME

TSEK	APR 30, 2018	APR 30, 2017
Prepaid interest expenses	12,542	-
Prepaid technical development expenses	2,562	-
Accrued income	782	-
Prepaid clinical studies	-	3,643
Prepaid rent	1,045	1,030
Prepaid insurance premiums	473	553
Other prepaid expenses	1,830	1,782
Total	19,234	7,008